UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1.  Reports to Stockholders.

Money Market Funds

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

Semiannual Report

December 31, 2013

UBS RMA

February 14, 2014

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (the “Funds”) for the six months ended December 31, 2013.

Performance

In December 2013, the Federal Reserve Board (the “Fed”) announced that it would begin tapering its asset purchase program in January 2014. However, the Fed continued to hold the federal funds rate (the federal funds rate or the “fed funds rate,” is the rate banks charge one another for funds they borrow on an overnight basis) at a historically low range between 0% and 0.25%. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments and kept the yields of the securities in which the Funds invest extremely low. As a result, the Funds’ yields remained low during the reporting period.

As of December 31, 2013, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

•	UBS RMA Money Market Portfolio: 0.01%, unchanged from June 30, 2013;

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Manager

(both Portfolios):

Robert Sabatino

UBS Global Asset

Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund

Investment goal

(all three Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

UBS RMA

•	UBS RMA U.S. Government Portfolio: 0.01%, unchanged from June 30, 2013;

•	UBS RMA Tax-Free Fund Inc.: 0.01%, unchanged from June 30, 2013

•	UBS RMA California Municipal Money Fund: 0.01%, unchanged from June 30, 2013; and

•	UBS RMA New York Municipal Money Fund: 0.01%, unchanged from June 30, 2013.

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 11.)

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Despite a number of headwinds, including the sequestration, higher taxes and rising longer-term interest rates, the overall US economy continued to expand during the reporting period. Looking back, the Commerce Department reported that gross domestic product (“GDP”) growth in the US was a tepid 1.1% during the first quarter of 2013. The economy then gained some traction, as GDP grew 2.5% and 4.1% during the second and third quarters of 2013, respectively. Third quarter GDP was the highest reading since the fourth quarter of 2011. The Commerce Department’s initial estimate for fourth quarter 2013 GDP growth was 3.2%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed took a number of actions during the reporting period. At his press conference following the central bank’s meeting in June 2013,

[1]	Based on the Commerce Department’s third estimate announced on January 30, 2014, after the reporting period had ended.

Portfolio Managers

(all three Funds)

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax Free—October 4, 1982

California Municipal—November 7, 1988

New York Municipal—November 10, 1988

UBS RMA

Fed Chairman Ben Bernanke signaled that the Fed might moderate the monthly pace of its bond purchases later in the year. This triggered a substantial sell-off in the fixed income market, as Treasury yields rose sharply and bond prices declined. At its meeting that concluded on September 18, 2013, the Fed surprised the market by delaying the tapering of its asset purchases.

At its final meeting of 2013, in December, the Fed announced that it would begin paring back its monthly asset purchases, saying “Beginning in January, the Committee will add to its holdings of agency mortgage-backed securities at a [reduced] pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a [reduced] pace of $40 billion per month rather than $45 billion per month.”

At its meeting that concluded on January 29, 2014, the Fed said it would further taper its asset purchases. Beginning in February 2014, the central bank will scale back its monthly purchases to a total of $65 billion ($30 billion of agency mortgage-backed securities and $35 billion of longer-term Treasury securities).2

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	We tactically adjusted the Fund’s weighted average maturity (“WAM”) throughout the six-month review period. When the reporting period began, the Fund had a WAM of 48 days. The Fund’s WAM ended the period at 43 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

[2]	The Fed’s decision to further taper was made at its meeting that concluded on January 29, 2014, after the reporting period had ended.

UBS RMA

In terms of securities, we increased the Fund’s exposures to repurchase agreements, time deposits, short-term corporate obligations and non-US government obligations. Conversely, we reduced our allocations to commercial paper, bank notes, US government and agency obligations and certificates of deposit. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	How was UBS RMA U.S. Government Portfolio managed during the period?
A.	During the six-month reporting period, the Fund’s WAM moved from 55 to 42 days, as we maintained the goal of keeping the Fund highly liquid. The Fund’s exposure to repurchase agreements was increased over the six-months ended December 31, 2013. In contrast, the Fund’s allocation to direct investments in government and agency securities declined over the reporting period.

Q.	How were UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund managed during the period?
A.	Rising tax revenues helped support the budgetary backdrop for a number of states during the reporting period. With low interest rates, the partial federal government shutdown and uncertainties related to future Fed monetary policy and money fund regulatory changes, we continued to emphasize liquidity and credit quality in the Funds’ portfolios. Investment decisions remained focused on the underlying fundamentals of individual securities first and, secondarily, on yield.

The WAM for UBS RMA Tax-Free Fund rose from 22 to 24 days during the reporting period, while the WAM for UBS RMA New York Municipal Money Fund increased from 14 to 32 days. In contrast, the WAM for UBS RMA California Municipal Money Fund fell from 28 to 24 days. While we looked to increase the WAM for UBS RMA Tax-Free Fund, there were relatively limited opportunities to do so, as the majority of national new issuance occurs in July and August. The same held true for UBS RMA California Municipal Money Fund, as

UBS RMA

new issuance is concentrated in May and June. In contrast, new issuance in New York occurs throughout the year and, therefore, we had opportunities to lengthen the WAM of UBS RMA New York Municipal Money Fund by selectively purchasing fixed rate securities.

In order to maintain liquidity, the Funds maintained sizable allocations to variable rate demand notes (“VRDNs”) with yields that reset on a daily or weekly basis. Elsewhere, we looked to maintain at a relatively steady level the Funds’ allocations to tax-exempt commercial paper in order to generate additional yield in the low interest rate environment. In particular, we emphasized select investments in commercial paper with 60- to 90-day maturities, given their yield advantage as compared to VRDNs.

We continued to emphasize essential service revenue bonds for the Funds, including securities issued by high-quality water and sewer entities. We also continued to have significant allocations to both state and local general obligation securities that met our credit criteria.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Despite the Fed beginning to taper its asset purchases in January 2014, we do not expect the federal funds rate to be raised from its historically low level until at least 2015. Turning to the economy, it is clearly on better footing than was the case a year ago. In particular, the housing market has shown signs of improvement and the unemployment rate has moderated. That said, we will continue to closely monitor incoming economic data to determine the impact of higher interest rates on consumer and business spending. Against this backdrop, we believe that the economy will continue to expand, albeit at a relatively modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Continuing regulatory uncertainty has cast a shadow over money market funds for some time now and will likely continue to do so. The US Securities and Exchange Commission (the “SEC”) issued proposed new regulations for money market funds on June 5, 2013, requesting

UBS RMA

comments on numerous issues. According to its website, the SEC received over a thousand comments on its proposals. At this time it is impossible to predict the final version of these regulations (which are expected to be promulgated in 2014), but the SEC’s proposing release envisions a transition period ranging up to several years.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.**

Mark E. Carver

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund)

Managing Director

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647-1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Erin O. Houston Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2013. The views and opinions in the letter were current as of February 14, 2014. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS RMA

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2013 to December 31, 2013.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund.

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2013	Ending account value[1] December 31, 2013	Expenses paid during period[2] 07/01/13 to 12/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.81	0.16%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.82	0.16

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2013	Ending account value[1] December 31, 2013	Expenses paid during period[2] 07/01/13 to 12/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.85	0.36	0.07

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your Fund’s expenses (unaudited) (concluded)

UBS RMA Tax-Free Fund

	Beginning account value July 1, 2013	Ending account value[1] December 31, 2013	Expenses paid during period[2] 07/01/13 to 12/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.85	0.36	0.07

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2013	Ending account value[1] December 31, 2013	Expenses paid during period[2] 07/01/13 to 12/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2013	Ending account value[1] December 31, 2013	Expenses paid during period[2] 07/01/13 to 12/31/13	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.85	0.36	0.07

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/13	06/30/13	12/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.41)	(0.35)	(0.30)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.41)	(0.35)	(0.30)
Weighted average maturity[2]	43 days	48 days	48 days
Net assets (bn)	$6.7	$11.1	$12.7
Portfolio composition[3]	12/31/13	06/30/13	12/31/12
Commercial paper	43.6%	48.4%	49.1%
Repurchase agreements	19.0	12.0	8.5
US government and agency obligations	15.5	17.4	17.6
Certificates of deposit	15.3	16.8	17.5
Time deposits	3.0	1.8	5.3
Short-term corporate obligations	2.9	0.9	2.0
Non-US government agency	0.7	—	—
Bank notes	—	2.7	—
Other assets less liabilities	0.0 [4]	0.0 [4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/13	06/30/13	12/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.49)	(0.45)	(0.38)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.49)	(0.45)	(0.38)
Weighted average maturity[2]	42 days	55 days	52 days
Net assets (bn)	$2.1	$2.6	$2.7
Portfolio composition[3]	12/31/13	06/30/13	12/31/12
US government and agency obligations	61.8%	67.3%	71.5%
Repurchase agreements	38.2	33.6	28.4
Other assets less liabilities	0.0 [4]	(0.9)	0.1
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	12/31/13	06/30/13	12/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.52)	(0.51)	(0.43)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.52)	(0.51)	(0.43)
Weighted average maturity[2]	24 days	22 days	22 days
Net assets (bn)	$3.3	$3.3	$3.7
Portfolio composition[3]	12/31/13	06/30/13	12/31/12
Municipal bonds and notes	88.0%	87.5%	84.5%
Tax-exempt commercial paper	12.0	14.1	12.8
Other assets less liabilities	0.0 [4]	(1.6)	2.7
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/13	06/30/13	12/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.57)	(0.56)	(0.48)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.57)	(0.56)	(0.48)
Weighted average maturity[2]	24 days	28 days	20 days
Net assets (mm)	$851.7	$821.7	$948.1
Portfolio composition[3]	12/31/13	06/30/13	12/31/12
Municipal bonds and notes	90.3%	93.0%	89.7%
Tax-exempt commercial paper	9.6	11.9	8.3
Other assets less liabilities	0.1	(4.9)	2.0
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/13	06/30/13	12/31/12
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.57)	(0.58)	(0.50)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.57)	(0.58)	(0.50)
Weighted average maturity[2]	32 days	14 days	23 days
Net assets (mm)	$694.2	$691.8	$756.8
Portfolio composition[3]	12/31/13	06/30/13	12/31/12
Municipal bonds and notes	92.7%	91.4%	90.6%
Tax-exempt commercial paper	7.2	9.6	9.3
Other assets less liabilities	0.1	(1.0)	0.1
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
US government and agency obligations—15.52%
Federal Farm Credit Bank
0.050%, due 01/16/14[1]	$25,000,000	$24,999,479
0.095%, due 01/02/14[2]	47,000,000	46,998,700
0.160%, due 11/26/14[1]	25,000,000	24,963,444
Federal Home Loan Bank
0.050%, due 01/02/14[1]	75,000,000	74,999,896
0.060%, due 01/14/14[1]	50,000,000	49,998,917
0.060%, due 01/16/14[1]	65,000,000	64,998,375
0.060%, due 01/23/14[1]	75,000,000	74,997,250
0.060%, due 01/29/14[1]	115,000,000	114,994,633
0.060%, due 01/31/14[1]	90,000,000	89,995,500
0.080%, due 03/07/14[1]	75,000,000	74,989,167
0.100%, due 01/13/14[1]	50,000,000	49,998,333
Federal Home Loan Mortgage Corp.* 1.375%, due 02/25/14	100,716,000	100,901,647
Federal National Mortgage Association* 0.045%, due 01/02/14[1]	25,000,000	24,999,969
US Treasury Notes
1.000%, due 01/15/14	150,000,000	150,053,841
2.625%, due 07/31/14	65,000,000	65,931,158
Total US government and agency obligations (cost—$1,033,820,309)		1,033,820,309
Time deposit—3.00%
Banking-non-US—3.00%
Erste Bank 0.160%, due 01/02/14 (cost—$200,000,000)	200,000,000	200,000,000
Certificates of deposit—15.26%
Banking-non-US—9.63%
Bank of Nova Scotia 0.256%, due 01/21/14[2]	75,000,000	75,000,000
Credit Industriel et Commercial 0.200%, due 03/04/14	80,000,000	80,000,000
Credit Suisse 0.190%, due 04/03/14	80,000,000	80,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
National Australia Bank Ltd. 0.275%, due 04/07/14[2]	$50,000,000	$50,000,000
Natixis 0.225%, due 01/29/14[2]	61,000,000	61,000,000
Nordea Bank Finland
0.230%, due 03/03/14	76,000,000	76,000,000
0.290%, due 11/20/14	55,000,000	55,000,000
Rabobank Nederland NV
0.258%, due 03/24/14[2]	60,000,000	60,009,468
0.360%, due 06/11/14	55,000,000	55,000,000
Toronto-Dominion Bank 0.205%, due 01/22/14[2]	50,000,000	50,000,000
		642,009,468
Banking-US—5.63%
Bank of America N.A.
0.120%, due 01/07/14	90,000,000	90,000,000
0.160%, due 02/13/14	95,000,000	95,000,000
Citibank N.A. 0.170%, due 03/31/14	90,000,000	90,000,000
JPMorgan Chase Bank N.A. 0.380%, due 12/04/14	50,000,000	50,000,000
Wells Fargo Bank N.A. 0.210%, due 06/09/14	50,000,000	50,000,000
		375,000,000
Total certificates of deposit (cost—$1,017,009,468)		1,017,009,468
Commercial paper[1]—43.55%
Asset backed-auto & truck—1.38%
FCAR Owner Trust II 0.190%, due 02/04/14	92,000,000	91,983,491
Asset backed-miscellaneous—17.54%
Albion Capital Corp. 0.190%, due 01/27/14	102,080,000	102,065,993
Atlantic Asset Securitization LLC 0.180%, due 01/21/14	38,420,000	38,416,158

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC
0.180%, due 03/07/14	$70,000,000	$69,977,250
0.180%, due 03/10/14	20,000,000	19,993,200
0.190%, due 02/11/14	5,000,000	4,998,918
0.190%, due 02/10/14	20,000,000	19,995,778
0.222%, due 03/17/14[2,3]	50,000,000	50,000,000
Chariot Funding LLC
0.300%, due 06/03/14	25,000,000	24,968,125
0.300%, due 06/06/14	25,000,000	24,967,500
Ciesco LLC 0.230%, due 02/03/14[3,4]	152,000,000	152,000,000
Gotham Funding Corp. 0.190%, due 03/18/14	31,401,000	31,388,405
Liberty Street Funding LLC
0.170%, due 02/05/14	75,000,000	74,987,604
0.170%, due 03/03/14	30,000,000	29,991,358
Old Line Funding LLC
0.200%, due 03/17/14	46,000,000	45,980,833
0.240%, due 03/14/14	44,000,000	43,978,880
Sheffield Receivables Corp. 0.180%, due 03/11/14	19,000,000	18,993,445
Thunder Bay Funding LLC
0.220%, due 01/24/14	50,000,000	49,992,972
0.230%, due 06/04/14	56,356,000	56,300,552
0.240%, due 01/23/14	84,621,000	84,608,589
Versailles Commercial Paper LLC
0.228%, due 01/07/14[2,3]	50,000,000	50,000,000
0.228%, due 01/07/14[2,3]	50,000,000	50,000,000
Victory Receivables Corp.
0.170%, due 02/06/14	50,000,000	49,991,500
0.160%, due 01/13/14	75,000,000	74,996,000
		1,168,593,060

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—7.09%
Barclays Bank PLC
0.210%, due 02/26/14	$80,000,000	$79,973,867
0.220%, due 02/11/14	40,000,000	39,989,978
Commonwealth Bank of Australia
0.204%, due 01/24/14[2]	75,000,000	75,000,000
0.240%, due 01/23/14[2]	50,000,000	50,000,000
Mizuho Funding LLC 0.200%, due 02/05/14	53,000,000	52,989,694
Sumitomo Mitsui Banking Corp. 0.200%, due 02/21/14	31,000,000	30,991,217
Svenska Handelsbanken Inc. 0.240%, due 02/14/14	72,650,000	72,628,689
Westpac Trust Securities NZ Ltd. 0.286%, due 01/13/14[2]	71,000,000	71,001,640
		472,575,085
Banking-US—11.34%
ABN Amro Funding USA LLC
0.210%, due 03/11/14	25,000,000	24,989,938
0.250%, due 03/11/14	26,050,000	26,037,518
Bedford Row Funding Corp. 0.280%, due 10/09/14	25,000,000	24,945,361
BNP Paribas Finance, Inc.
0.160%, due 01/08/14	76,000,000	75,997,636
0.210%, due 02/03/14	75,000,000	74,985,562
0.230%, due 03/03/14	45,000,000	44,982,462
ING (US) Funding LLC 0.185%, due 02/12/14	75,000,000	74,983,812
Natixis US Finance Co. LLC
0.050%, due 01/02/14	75,000,000	74,999,896
0.180%, due 02/03/14	70,000,000	69,988,450
Northern Pines Funding LLC 0.200%, due 02/26/14	75,000,000	74,976,667
PNC Bank N.A.
0.240%, due 02/13/14[4]	59,000,000	59,000,000
0.270%, due 04/16/14[4]	75,000,000	75,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
State Street Corp. 0.160%, due 01/06/14	$55,000,000	$54,998,778
		755,886,080
Finance-captive automotive—3.05%
Toyota Motor Credit Corp.
0.170%, due 01/14/14	70,000,000	69,995,703
0.200%, due 04/16/14	60,000,000	59,965,000
0.204%, due 01/24/14[2]	73,000,000	73,000,000
		202,960,703
Finance-noncaptive diversified—2.32%
General Electric Capital Corp.
0.200%, due 06/02/14	70,000,000	69,940,889
0.150%, due 02/03/14	85,000,000	84,988,312
		154,929,201
Insurance-life—0.83%
Prudential PLC 0.210%, due 01/22/14	55,000,000	54,993,262
Total commercial paper (cost—$2,901,920,882)		2,901,920,882
Short-term corporate obligations—2.93%
Banking-non-US—1.43%
Barclays Bank PLC 0.330%, due 01/02/14[2,5]	65,000,000	65,000,000
Royal Bank of Canada 0.293%, due 01/07/14[2,3]	30,000,000	30,000,000
		95,000,000
Banking-US—0.75%
Wells Fargo Bank N.A. 0.346%, due 03/24/14[2]	50,000,000	50,000,000
Supranational—0.75%
International Bank for Reconstruction & Development 0.100%, due 01/02/14[2]	50,000,000	49,997,725
Total short-term corporate obligations (cost—$194,997,725)		194,997,725

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Non-US government agency—0.68%
Supranational—0.68%
Export Development Canada 0.140%, due 01/02/14[2,3] (cost—$45,000,000)	$45,000,000	$45,000,000
Repurchase agreements—19.04%
Repurchase agreement dated 12/31/13 with Deutsche Bank Securities, Inc.,0.020% due 01/02/14, collateralized by $19,143,100 US Treasury Note, 1.750% due 05/15/23; (value—$17,340,083); proceeds: $17,000,019	17,000,000	17,000,000
Repurchase agreement dated 12/31/13 with Federal Reserve Bank of New York, 0.030% due 01/02/14, collateralized by $572,037,800 US Treasury Note, 2.750% due 02/15/19; (value—$606,001,114); proceeds: $606,001,010	606,000,000	606,000,000
Repurchase agreement dated 12/31/13 with Goldman Sachs & Co., 0.005% due 01/02/14, collateralized by $112,910,000 Federal Home Loan Mortgage Corp. obligations, 0.875% due 10/14/16 and $36,509,055 US Treasury Bonds Strips, zero coupon due 05/15/23 to 02/15/42; (value—$132,600,000); proceeds: $130,000,036	130,000,000	130,000,000
Repurchase agreement dated 12/26/13 with Goldman Sachs & Co., 0.020% due 01/02/14, collateralized by $159,085,100 US Treasury Inflation Index Note, 2.500% due 07/15/16; (value—$204,000,105); proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 12/31/13 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.005% due 01/02/14, collateralized by $9,871,000 Federal Home Loan Bank obligations, zero coupon to 0.123% due 04/11/14 to 12/09/14 and $402,500,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 05/04/37; (value—$117,300,434); proceeds: $115,000,032	115,000,000	115,000,000
Repurchase agreement dated 12/31/13 with State Street Bank and Trust Co., 0.000% due 01/02/14, collateralized by $677,382 Federal National Mortgage Association Corp. obligations, 2.110% due 11/07/22; (value—$613,319); proceeds: $601,000	601,000	601,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/13 with Toronto-Dominion Bank, 0.010% due 01/02/14, collateralized by $60,450,884 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 08/01/26 to 01/01/43 and $329,841,829 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/22 to 02/01/43; (value—$204,000,001); proceeds: $200,000,111	$200,000,000	$200,000,000
Total repurchase agreements (cost—$1,268,601,000)		1,268,601,000
Total investments (cost—$6,661,349,384 which approximates cost for federal income tax purposes)—99.98%		6,661,349,384
Other assets in excess of liabilities—0.02%		1,467,633
Net assets (applicable to 6,662,815,617 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$6,662,817,017

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 68.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,033,820,309	$—	$1,033,820,309
Time deposit	—	200,000,000	—	200,000,000
Certificates of deposit	—	1,017,009,468	—	1,017,009,468
Commercial paper	—	2,901,920,882	—	2,901,920,882
Short-term corporate obligations	—	194,997,725	—	194,997,725
Non-US government agency	—	45,000,000	—	45,000,000
Repurchase agreements	—	1,268,601,000	—	1,268,601,000
Total	$—	$6,661,349,384	$—	$6,661,349,384

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2013 (unaudited)

At December 31, 2013, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	74.3%
Japan	4.3
Australia	3.7
United Kingdom	3.6
Austria	3.0
Canada	3.0
France	2.1
Finland	2.0
Netherlands	1.7
Switzerland	1.2
Sweden	1.1
Total	100.0%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.66% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Rate represents stated coupon rate.

[5]	Illiquid security representing 0.98% of net assets as of December 31, 2013.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
US government and agency obligations—61.81%
Federal Farm Credit Bank
0.030%, due 01/10/14[1]	$17,000,000	$16,999,872
0.040%, due 01/07/14[1]	50,000,000	49,999,667
0.040%, due 01/30/14[1]	15,000,000	14,999,517
0.073%, due 01/02/14[2]	50,000,000	50,000,000
0.125%, due 04/09/14	35,000,000	34,995,547
0.130%, due 07/16/14[1]	50,000,000	49,964,611
0.140%, due 01/01/14[2]	35,000,000	34,996,475
0.140%, due 03/26/14[2]	50,000,000	50,000,000
0.140%, due 08/15/14[1]	50,000,000	49,956,055
0.150%, due 01/02/14[2]	50,000,000	49,996,203
0.280%, due 01/14/14[2]	50,000,000	50,059,573
0.360%, due 01/02/14[2]	97,955,000	98,070,960
Federal Home Loan Bank
0.030%, due 01/10/14[1]	99,350,000	99,349,255
0.055%, due 02/20/14[1]	100,000,000	99,992,361
0.060%, due 01/16/14[1]	75,000,000	74,998,125
0.060%, due 01/23/14[1]	25,000,000	24,999,083
0.060%, due 01/29/14[1]	50,000,000	49,997,667
0.060%, due 02/28/14[1]	25,000,000	24,997,583
0.070%, due 02/07/14[1]	25,000,000	24,998,201
Federal Home Loan Mortgage Corp.*
0.090%, due 03/26/14[1]	50,000,000	49,989,500
0.100%, due 03/13/14[1]	50,000,000	49,990,139
0.140%, due 05/02/14[1]	100,000,000	99,952,944
Federal National Mortgage Association* 2.500%, due 05/15/14	42,574,000	42,950,717
US Treasury Notes
0.250%, due 04/30/14	35,000,000	35,012,902
0.250%, due 01/15/15	15,000,000	15,011,279
2.375%, due 08/31/14	25,000,000	25,365,223
Total US government and agency obligations (cost—$1,267,643,459)		1,267,643,459

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Repurchase agreements—38.17%
Repurchase agreement dated 12/31/13 with Barclays Capital, Inc., 0.010% due 01/02/14, collateralized by $81,925,900 US Treasury Notes, 0.750% to 2.375% due 02/28/18 to 12/31/20; (value—$81,600,034); proceeds: $80,000,044	$80,000,000	$80,000,000
Repurchase agreement dated 12/31/13 with BNP Paribas Securities Corp. 0.005% due 01/02/14, collateralized by $153,931,200 US Treasury Notes, 1.375% to 3.625% due 06/30/18 to 02/15/21; (value—$153,000,026); proceeds: $150,000,042	150,000,000	150,000,000
Repurchase agreement dated 12/31/13 with Deutsche Bank Securities, Inc., 0.020% due 01/02/14, collateralized by $57,858,600 US Treasury Note, 1.625% due 08/15/22; (value—$53,040,063); proceeds: $52,000,058	52,000,000	52,000,000
Repurchase agreement dated 12/31/13 with Goldman Sachs & Co., 0.001% due 01/02/14, collateralized by $191,689,400 US Treasury Inflation Index Notes, 2.000% to 2.500% due 01/15/16 to 07/15/16; (value—$244,800,116); proceeds: $240,000,013	240,000,000	240,000,000
Repurchase agreement dated 12/31/13 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.005% due 01/02/14, collateralized by $60,343,800 US Treasury Bond, 8.000% due 11/15/21 and $119,310,200 US Treasury Notes, 0.250% to 0.875% due 05/31/15 to 01/31/17; (value—$204,000,077); proceeds: $200,000,056	200,000,000	200,000,000
Repurchase agreement dated 12/31/13 with State Street Bank and Trust Co., 0.000% due 01/02/14, collateralized by $909,563 Federal National Mortgage Association obligations, 2.110% due 11/07/22; (value—$823,542); proceeds: $807,000	807,000	807,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/13 with Toronto-Dominion Bank, 0.010% due 01/02/14, collateralized by $62,466,200 US Treasury Notes, 0.250% to 1.750% due 09/30/15 to 05/15/23; (value—$61,200,086); proceeds: $60,000,033	$60,000,000	$60,000,000
Total repurchase agreements (cost—$782,807,000)		782,807,000
Total investments (cost—$2,050,450,459 which approximates cost for federal income tax purposes)—99.98%		2,050,450,459
Other assets in excess of liabilities—0.02%		396,077
Net assets (applicable to 2,050,840,383 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$2,050,846,536

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 68.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$1,267,643,459	$—	$1,267,643,459
Repurchase agreements	—	782,807,000	—	782,807,000
Total	$—	$2,050,450,459	$—	$2,050,450,459

At December 31, 2013, there were no transfers between Level 1 and Level 2.

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2013 (unaudited)

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—87.96%
Alabama—0.22%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.020%, VRD	$6,900,000	$6,900,000
University of Alabama Revenue (University Hospital), Series C, 0.040%, VRD	400,000	400,000
		7,300,000
Alaska—0.89%
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), Series A, 0.020%, VRD	18,115,000	18,115,000
Series C, 0.020%, VRD	11,570,000	11,570,000
		29,685,000
Arizona—0.38%
Arizona State Tax Anticipation Notes (Unemployment insurance) Series A, 1.500%, due 05/07/14	5,000,000	5,022,855
Series B, 1.500%, due 05/21/14	5,000,000	5,025,224
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A, 0.060%, VRD	2,700,000	2,700,000
		12,748,079
California—6.07%
Antelope Valley-East Kern Water Agency, Series A-2, 0.030%, VRD	700,000	700,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.040%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.050%, VRD	8,300,000	8,300,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(continued)
California State Kindergarten, Series A1, 0.010%, VRD	$12,465,000	$12,465,000
Series A2, 0.010%, VRD	15,000,000	15,000,000
Series A3, 0.010%, VRD	10,000,000	10,000,000
Series A4 0.010%, VRD	6,850,000	6,850,000
Series A5, 0.020%, VRD	8,200,000	8,200,000
Series B1, 0.010%, VRD	3,350,000	3,350,000
Series B2, 0.010%, VRD	5,600,000	5,600,000
Series B4, 0.030%, VRD	3,400,000	3,400,000
California State, Series A1, 2.000%, due 05/28/14	8,000,000	8,057,578
Series A2, 2.000%, due 06/23/14	17,500,000	17,647,668
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.050%, VRD	3,450,000	3,450,000
City of Los Angeles, Series A, 2.000%, due 02/27/14	7,000,000	7,019,915
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.030%, VRD	9,300,000	9,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Reassessment District No. 85-7), Series A, 0.020%, VRD	2,400,000	2,400,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B, 2.000%, due 06/30/14	12,000,000	12,107,466

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Metropolitan Water District Southern California Revenue Refunding, Series A-2, 0.040%, VRD	$10,000,000	$10,000,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.040%, VRD	16,000,000	16,000,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A, 0.040%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.040%, VRD	5,000,000	5,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.030%, VRD	14,000,000	14,000,000
Series C, 0.050%, VRD	1,060,000	1,060,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.040%, VRD	11,400,000	11,400,000
		202,507,627
Colorado—2.34%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7, 0.040%, VRD	3,105,000	3,105,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical), 0.040%, VRD	830,000	830,000
Denver City & County Certificates of Participation Refunding, Series A1, 0.040%, VRD	34,575,000	34,575,000
Series A2, 0.040%, VRD	20,490,000	20,490,000
Series A3, 0.040%, VRD	12,320,000	12,320,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
El Paso County Revenue (YMCA Pikes Peak Region Project), 0.060%, VRD	$6,535,000	$6,535,000
		77,855,000
Connecticut—0.43%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series Y-3, 0.010%, VRD	6,250,000	6,250,000
Hartford General Obligation Bond Anticipation Notes, 2.000%, due 04/10/14	8,000,000	8,037,206
		14,287,206
District of Columbia—0.84%
District of Columbia Revenue (German Marshall Fund of United States), 0.060%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.040%, VRD	15,050,000	15,050,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2, 0.030%, VRD	4,795,000	4,795,000
		27,845,000
Florida—2.80%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059), 0.080%, VRD[1,2]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.020%, VRD	44,165,000	44,165,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.050%, VRD	10,445,000	10,445,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.070%, VRD	4,500,000	4,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.060%, VRD	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments), Series J, (FNMA Insured), 0.060%, VRD	$7,455,000	$7,455,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1, 0.030%, VRD	8,505,000	8,505,000
		93,405,000
Georgia—1.72%
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, 0.060%, VRD	9,825,000	9,825,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.040%, VRD	10,200,000	10,200,000
Series B-2, 0.030%, VRD	28,400,000	28,400,000
Series C-4, 0.030%, VRD	8,985,000	8,985,000
		57,410,000
Idaho—0.42%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/14	14,000,000	14,124,685
Illinois—7.66%
City of Chicago (Neighborhoods Alive 21), Series B, 0.040%, VRD	32,535,000	32,535,000
City of Chicago, Series D-1, 0.040%, VRD	12,180,000	12,180,000
Chicago Sales Tax Revenue Refunding, Series D-2, 0.040%, VRD	27,500,000	27,500,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.060%, VRD[1,2]	9,860,000	9,860,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.050%, VRD	18,100,000	18,100,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.060%, VRD	$19,600,000	$19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.050%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B, 0.060%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.060%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 0.050%, VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.050%, VRD	8,777,000	8,777,000
Illinois Finance Authority Revenue (Wesleyan University), 0.060%, VRD	7,085,000	7,085,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.040%, VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.050%, VRD	24,250,000	24,250,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.050%, VRD	7,679,000	7,679,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.020%, VRD	9,000,000	9,000,000
Illinois State, Series B-4, 0.050%, VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project), 0.050%, VRD	6,825,000	6,825,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
South Suburban Joint Action Water Agency Revenue, 0.080%, VRD	$5,550,000	$5,550,000
		255,461,000
Indiana—1.51%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational), 0.070%, VRD	8,300,000	8,300,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.020%, VRD	3,700,000	3,700,000
Series A-5, 0.020%, VRD	5,080,000	5,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 0.040%, VRD	3,280,000	3,280,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4, 0.050%, VRD	6,000,000	6,000,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.040%, VRD	11,600,000	11,600,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.060%, VRD	4,000,000	4,000,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project), 0.070%, VRD	8,300,000	8,300,000
		50,260,000
Kansas—1.17%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-1, 0.040%, VRD	12,830,000	12,830,000
Series B-2, 0.040%, VRD	15,265,000	15,265,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured), 0.070%, VRD	11,000,000	11,000,000
		39,095,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—2.06%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.), 0.050%, VRD	$5,500,000	$5,500,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project), 0.060%, VRD	6,695,000	6,695,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 0.030%, VRD	10,015,000	10,015,000
Christian County Association of Leasing Trust Lease Program, Series A, 0.030%, VRD	8,795,000	8,795,000
Series B, 0.030%, VRD	21,965,000	21,965,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust), 0.080%, VRD	2,670,000	2,670,000
Shelby County Lease Revenue, Series A, 0.030%, VRD	50,000	50,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.030%, VRD	11,190,000	11,190,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.070%, VRD	1,945,000	1,945,000
		68,825,000
Louisiana—0.72%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.010%, VRD	10,610,000	10,610,000
Series B, 0.010%, VRD	1,500,000	1,500,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.010%, VRD	5,350,000	5,350,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.010%, VRD	4,100,000	4,100,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.030%, VRD	$2,500,000	$2,500,000
		24,060,000
Maryland—1.86%
Maryland Capital Improvement Bond, Series A, 5.250%, due 02/15/14	10,000,000	10,062,147
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.040%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School), 0.070%, VRD	8,420,000	8,420,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue, 0.080%, VRD	2,945,000	2,945,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured), 0.050%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.040%, VRD	30,000,000	30,000,000
		62,082,147
Massachusetts—1.26%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College), 0.050%, VRD	12,747,000	12,747,000
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.020%, VRD	9,900,000	9,900,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.010%, VRD	15,585,000	15,585,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3, 0.040%, VRD	3,920,000	3,920,000
		42,152,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—0.59%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.030%, VRD	$2,800,000	$2,800,000
Michigan State Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.050%, VRD	7,885,000	7,885,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.040%, VRD	4,175,000	4,175,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A, 0.060%, VRD	4,765,000	4,765,000
		19,625,000
Minnesota—0.79%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.050%, VRD	12,625,000	12,625,000
Series B, 0.050%, VRD	13,800,000	13,800,000
		26,425,000
Mississippi—3.01%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.020%, VRD	15,900,000	15,900,000
Series C, 0.020%, VRD	20,745,000	20,745,000
Series D, 0.020%, VRD	4,400,000	4,400,000
Series G, 0.020%, VRD	31,730,000	31,730,000
Series J, 0.020%, VRD	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project), 0.020%, VRD	$22,500,000	$22,500,000
		100,275,000
Missouri—3.45%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-1, 0.050%, VRD	7,000,000	7,000,000
Series C-3, 0.050%, VRD	3,800,000	3,800,000
Series C-5, 0.050%, VRD	30,100,000	30,100,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.030%, VRD	5,900,000	5,900,000
Series B, 0.020%, VRD	7,600,000	7,600,000
0.030%, VRD	4,000,000	4,000,000
Series C, 0.020%, VRD	22,300,000	22,300,000
Series D, 0.020%, VRD	7,200,000	7,200,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care), Series D, 0.050%, VRD	16,460,000	16,460,000
Series E, 0.030%, VRD	10,700,000	10,700,000
		115,060,000
Nebraska—0.28%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.050%, VRD	9,500,000	9,500,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Hampshire—0.68%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ), 0.080%, VRD[1,2]	$8,825,000	$8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.020%, VRD	8,800,000	8,800,000
New Hampshire Health & Education Facilities Authority Revenue (River College), 0.090%, VRD	4,880,000	4,880,000
		22,505,000
New Jersey—1.73%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.080%, VRD	1,895,000	1,895,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.060%, VRD	2,825,000	2,825,000
New Jersey Economic Development Authority Revenue (Peddie School Project), 0.050%, VRD	4,800,000	4,800,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.050%, VRD	2,860,000	2,860,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University), 0.040%, VRD	9,805,000	9,805,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center), 0.040%, VRD	5,390,000	5,390,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7, 0.040%, VRD	1,100,000	1,100,000
Series D, 0.040%, VRD	21,100,000	21,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3, 0.060%, VRD	2,155,000	2,155,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(concluded)
Rutgers State University Revenue, Series G, 0.020%, VRD	$5,635,000	$5,635,000
		57,565,000
New Mexico—0.24%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.040%, VRD	8,000,000	8,000,000
New York—12.41%
Albany County Bond Anticipation Notes, 1.250%, due 07/03/14	7,000,000	7,035,517
Deer Park Union Free School District Tax Anticipation Notes, 1.000%, due 06/26/14	9,000,000	9,032,511
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.040%, VRD	5,200,000	5,200,000
Erie County Fiscal Stability Authority Bond Anticipation Notes, Series A, 1.000%, due 07/31/14	8,000,000	8,034,659
Grand Island Central School District Bond Anticipation Notes, 1.000%, due 12/04/14	15,000,000	15,100,823
Long Island Power Authority, Series D, 0.040%, VRD	6,590,000	6,590,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.040%, VRD	8,890,000	8,890,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.030%, VRD	17,000,000	17,000,000
New Rochelle City School District Tax Anticipation Notes, 0.750%, due 06/27/14	3,500,000	3,509,143
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured), 0.030%, VRD	9,000,000	9,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A, 0.050%, VRD	$2,050,000	$2,050,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.060%, VRD	20,900,000	20,900,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.040%, VRD	18,500,000	18,500,000
Series BB-2, 0.030%, VRD	4,700,000	4,700,000
Series BB-5, 0.010%, VRD	30,350,000	30,350,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series A, 0.030%, VRD	1,200,000	1,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C, 0.030%, VRD	1,700,000	1,700,000
Subseries F1A, 0.040%, VRD	23,720,000	23,720,000
New York City, Series F, Subseries F-3, 0.030%, VRD	5,300,000	5,300,000
Subseries B-3, 0.030%, VRD	2,045,000	2,045,000
Subseries D-4, 0.030%, VRD	15,000,000	15,000,000
Subseries G-4, 0.030%, VRD	33,400,000	33,400,000
Subseries G-7, 0.030%, VRD	17,150,000	17,150,000
Subseries L-4, 0.030%, VRD	6,700,000	6,700,000
Subseries L-6, 0.010%, VRD	29,305,000	29,305,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.010%, VRD	$19,800,000	$19,800,000
0.030%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.040%, VRD	12,800,000	12,800,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.040%, VRD	4,950,000	4,950,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.040%, VRD	2,300,000	2,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.030%, VRD	6,400,000	6,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College), 0.040%, VRD	5,900,000	5,900,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2, 0.040%, VRD	9,705,000	9,705,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.040%, VRD	6,000,000	6,000,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.040%, VRD	4,700,000	4,700,000
North Hempstead Township Bond Anticipation Notes, Series B, 0.500%, due 10/03/14	12,000,000	12,023,417
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.030%, VRD	8,100,000	8,100,000
Series B-2C, 0.030%, VRD	9,755,000	9,755,000
Series B-3, 0.030%, VRD	7,750,000	7,750,000
		413,596,070

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—3.50%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.040%, VRD	$27,250,000	$27,250,000
Charlotte Water & Sewer System Revenue, Series B, 0.050%, VRD	1,400,000	1,400,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured), 0.040%, VRD	12,000,000	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.020%, VRD	38,680,000	38,680,000
Guilford County, Series B, 0.060%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.040%, VRD	7,000,000	7,000,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), 0.040%, VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.080%, VRD	15,440,000	15,440,000
University of North Carolina Hospital Chapel Hill Revenue, Series B, 0.050%, VRD	2,900,000	2,900,000
		116,715,000
Ohio—3.89%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.050%, VRD	5,560,000	5,560,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.050%, VRD	16,675,000	16,675,000
Columbus Sewer Revenue, Series B, 0.040%, VRD	3,060,000	3,060,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio (Common Schools), Series A, 0.040%, VRD	$3,860,000	$3,860,000
Series B, 0.040%, VRD	36,255,000	36,255,000
Series D, 0.040%, VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.070%, VRD[1,2]	6,225,000	6,225,000
Ohio State University General Receipts, 0.040%, VRD	4,100,000	4,100,000
Series B, 0.040%, VRD	4,100,000	4,100,000
Ohio State University Revenue, Series E, 0.030%, VRD	11,400,000	11,400,000
		129,735,000
Oregon—2.06%
Oregon Health & Science University Revenue, Series C, 0.040%, VRD	5,235,000	5,235,000
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A, 0.070%, VRD	8,145,000	8,145,000
Oregon State Tax Anticipation Notes, Series A, 1.500%, due 07/31/14	55,000,000	55,420,702
		68,800,702
Pennsylvania—2.17%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.040%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.040%, VRD	5,100,000	5,100,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.060%, VRD	3,550,000	3,550,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.040%, VRD	$11,250,000	$11,250,000
Emmaus General Authority Revenue, Subseries H-19, 0.050%, VRD	5,000,000	5,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.050%, VRD	4,000,000	4,000,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.040%, VRD	8,000,000	8,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.040%, VRD	21,045,000	21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.040%, VRD	8,855,000	8,855,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B, 0.060%, VRD	3,395,000	3,395,000
		72,195,000
Rhode Island—0.40%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.030%, VRD	4,470,000	4,470,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.020%, VRD	8,800,000	8,800,000
		13,270,000
South Carolina—0.27%
Piedmont Municipal Power Agency Electric Revenue Refunding, Series B, 0.050%, VRD	9,000,000	9,000,000
South Dakota—0.39%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health), 0.050%, VRD	12,965,000	12,965,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Tennessee—1.12%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A, 0.070%, VRD	$3,970,000	$3,970,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.060%, VRD	11,500,000	11,500,000
Shelby County Public Improvement and School, Series B, 0.050%, VRD	21,780,000	21,780,000
		37,250,000
Texas—12.26%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured), 0.050%, VRD[1,2]	7,595,000	7,595,000
City of Houston (Public Improvement), Series A, 4.000%, due 03/01/14	9,000,000	9,056,516
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.030%, VRD	32,530,000	32,530,000
Subseries C-2, 0.030%, VRD	32,320,000	32,320,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.030%, VRD	11,985,000	11,985,000
Series A-2, 0.030%, VRD	29,325,000	29,325,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.060%, VRD	8,630,000	8,630,000
Harris County Tax Anticipation Notes, 1.000%, due 02/28/14	22,000,000	22,030,002
2.000%, due 02/28/14	5,000,000	5,014,755
Houston Airport System Revenue Refunding (Sub Lien), 0.050%, VRD	4,900,000	4,900,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.040%, VRD	$8,500,000	$8,500,000
Houston Tax and Revenue Anticipation Notes, 1.500%, due 06/30/14	12,000,000	12,077,950
2.000%, due 06/30/14	2,000,000	2,017,911
Laredo (Morgan Stanley Floater Certificates), Series 2065, (NATL-RE Insured), 0.060%, VRD[1,2]	17,905,000	17,905,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.010%, VRD	26,090,000	26,090,000
Series A, 0.020%, VRD	17,000,000	17,000,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123), (PSF-GTD), 0.060%, VRD[1,2]	8,935,000	8,935,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.040%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A, 0.040%, VRD	20,100,000	20,100,000
Series B, 0.040%, VRD	8,100,000	8,100,000
Texas State (Veterans), Series A, 0.050%, VRD	2,495,000	2,495,000
Texas State Revenue Anticipation Notes, 2.000%, due 08/28/14	80,000,000	80,942,552
University of Texas University Revenues (Financing Systems), 0.030%, VRD	38,530,000	38,530,000
		408,679,686

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Utah—1.84%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.030%, VRD	$2,165,000	$2,165,000
Series D, 0.020%, VRD	8,440,000	8,440,000
Utah Transit Authority Sales Tax Revenue, Subseries A, 0.020%, VRD	26,100,000	26,100,000
Utah Transportation Authority Sales Tax Revenue, Subseries B, 0.020%, VRD	24,625,000	24,625,000
		61,330,000
Vermont—0.35%
Winooski Special Obligation Refunding, Series A, 0.030%, VRD	11,740,000	11,740,000
Virginia—1.55%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.060%, VRD	15,000,000	15,000,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.050%, VRD	8,190,000	8,190,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.030%, VRD	4,720,000	4,720,000
Series D, 0.030%, VRD	3,200,000	3,200,000
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation), Series B, 0.040%, VRD	20,500,000	20,500,000
		51,610,000
Washington—2.02%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.070%, VRD[1,2]	5,000,000	5,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A, 0.060%, VRD	$23,000,000	$23,000,000
Series B, 0.050%, VRD	21,950,000	21,950,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project), 0.070%, VRD	8,270,000	8,270,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project), 0.040%, VRD	9,125,000	9,125,000
		67,345,000
Wisconsin—0.61%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.040%, VRD	12,360,000	12,360,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System), 0.050%, VRD	7,950,000	7,950,000
		20,310,000
Total municipal bonds and notes (cost—$2,932,599,202)		2,932,599,202
Tax-exempt commercial paper—11.97%
California—0.93%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.160%, due 01/07/14	8,000,000	8,000,000
Los Angeles County Capital Asset Lease, 0.110%, due 02/03/14	23,000,000	23,000,000
		31,000,000
Connecticut—1.29%
Yale University,
0.070%, due 01/14/14	14,060,000	14,060,000
0.090%, due 01/09/14	11,100,000	11,100,000
0.090%, due 01/13/14	17,775,000	17,775,000
		42,935,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—0.30%
Illinois Educational Facilities Authority Revenue, 0.110%, due 02/05/14	$10,000,000	$10,000,000
Kentucky—1.50%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 0.240%, due 01/07/14	50,000,000	50,000,000
Maryland—0.78%
Johns Hopkins University,
0.110%, due 02/11/14	10,000,000	10,000,000
0.130%, due 02/18/14	16,000,000	16,000,000
		26,000,000
Minnesota—1.52%
Mayo Clinic,
0.120%, due 02/12/14	30,000,000	30,000,000
0.120%, due 03/05/14	20,600,000	20,600,000
		50,600,000
Missouri—1.12%
Curators University,
0.070%, due 01/17/14	19,800,000	19,800,000
0.100%, due 02/04/14	17,600,000	17,600,000
		37,400,000
New York—0.45%
Metropolitan Transportation Authority, 0.100%, due 03/03/14	11,500,000	11,500,000
New York State Power Authority, 0.090%, due 01/08/14	3,500,000	3,500,000
		15,000,000
North Carolina—0.25%
Duke University, 0.120%, due 02/11/14	8,500,000	8,500,000
Ohio—0.30%
Cleveland Clinic, 0.140%, due 01/21/14	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—0.75%
Vanderbilt University,
0.140%, due 05/06/14	$13,000,000	$13,000,000
0.170%, due 04/03/14	12,000,000	12,000,000
		25,000,000
Texas—1.88%
Dallas Area Rapid Transit,
0.120%, due 03/13/14	10,000,000	10,000,000
0.130%, due 02/20/14	6,000,000	6,000,000
0.130%, due 03/20/14	4,000,000	4,000,000
Methodist Hospital, 0.110%, due 02/06/14	21,760,000	21,760,000
University of Texas,
0.070%, due 01/13/14	11,000,000	11,000,000
0.110%, due 02/06/14	10,000,000	10,000,000
		62,760,000
Virginia—0.45%
University of Virginia, 0.130%, due 02/18/14	15,000,000	15,000,000
Washington—0.45%
University of Washington, 0.110%, due 02/06/14	15,000,000	15,000,000
Total tax-exempt commercial paper (cost—$399,195,000)		399,195,000
Total investments (cost—$3,331,794,202 which approximates cost for federal income tax purposes)—99.93%		3,331,794,202
Other assets in excess of liabilities—0.07%		2,254,978
Net assets (applicable to 3,334,026,973 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$3,334,049,180

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 68.

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2013 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,932,599,202	$—	$2,932,599,202
Tax-exempt commercial paper	—	399,195,000	—	399,195,000
Total	$—	$3,331,794,202	$—	$3,331,794,202

At December 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.18% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—90.34%
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B), 0.070%, VRD[1,2]	$5,200,000	$5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C, 0.080%, VRD[1,2]	10,060,000	10,060,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.030%, VRD	6,900,000	6,900,000
Series L-6, 0.030%, VRD	12,400,000	12,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.040%, VRD	8,000,000	8,000,000
Series B, 0.040%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C, 0.030%, VRD	5,900,000	5,900,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.040%, VRD	13,225,000	13,225,000
Series C, 0.030%, VRD	18,700,000	18,700,000
Series F, 0.030%, VRD	6,300,000	6,300,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.020%, VRD	6,000,000	6,000,000
Series C, 0.020%, VRD	34,565,000	34,565,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.050%, VRD	21,100,000	21,100,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.010%, VRD	$7,050,000	$7,050,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.010%, VRD	1,900,000	1,900,000
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.010%, VRD	13,950,000	13,950,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.010%, VRD	1,500,000	1,500,000
California State Economic Recovery, Series C-4, 0.010%, VRD	19,260,000	19,260,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.060%, VRD	7,650,000	7,650,000
California State Kindergarten, Series A2, 0.010%, VRD	10,000,000	10,000,000
Series A3, 0.010%, VRD	7,650,000	7,650,000
Series A4, 0.010%, VRD	12,000,000	12,000,000
Series B4, 0.030%, VRD	1,200,000	1,200,000
California State, Series A-1, 2.000%, due 05/28/14	4,000,000	4,028,789
Series A-2, 2.000%, due 06/23/14	10,000,000	10,084,382
Series B1, 0.010%, VRD	2,410,000	2,410,000
Series B3, 0.010%, VRD	2,600,000	2,600,000
California Statewide Communities Development Authority (Robert Louis Stevenson), 0.060%, VRD	6,000,000	6,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured), 0.040%, VRD	$6,830,000	$6,830,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.050%, VRD	7,600,000	7,600,000
California Statewide Communities Development Authority Revenue (John Muir Health), Series C, 0.020%, VRD	2,300,000	2,300,000
California Statewide Communities Development Authority Revenue (Painte Turtle), 0.030%, VRD	3,000,000	3,000,000
California Statewide Communities Development Authority Revenue (University of San Diego), 0.070%, VRD	7,985,000	7,985,000
Antelope Valley-East Kern Water Agency, Series A-2, 0.030%, VRD	19,850,000	19,850,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.070%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F (Bank of America Austin Certificates, Series 2008-1058), 0.110%, VRD[1,2]	6,750,000	6,750,000
City of Los Angeles, Series A, 2.000%, due 02/27/14	8,000,000	8,022,760
City of Santa Clara, Electrical Revenue, Subseries B, 0.040%, VRD	31,690,000	31,690,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured), 0.050%, VRD	10,655,000	10,655,000
County of Fresno, 1.250%, due 06/30/14	8,000,000	8,042,053
County of Los Angeles, Series B, 2.000%, due 06/30/14	13,000,000	13,116,421
County of Riverside, Series A, 2.000%, due 03/31/14	6,000,000	6,026,954

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
County of Riverside—(concluded)
Series B, 2.000%, due 10/15/14	$8,000,000	$8,112,971
County of Santa Clara, 1.250%, due 06/30/14	10,000,000	10,052,856
Elsinore Valley Municipal Water District Certificates of Participation Refunding, Series B, 0.080%, VRD	2,640,000	2,640,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-2, 0.030%, VRD	3,640,000	3,640,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8), 0.020%, VRD	15,523,000	15,523,000
Irvine Improvement Bond Act 1915 (Assessment District 94-13), 0.020%, VRD	11,985,000	11,985,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.020%, VRD	10,168,000	10,168,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.020%, VRD	10,562,000	10,562,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.030%, VRD	2,700,000	2,700,000
Irvine Ranch Water District 0.010%, VRD	8,600,000	8,600,000
Irvine Unified School District, Series A, 0.030%, VRD	15,130,000	15,130,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured), 0.040%, VRD	6,700,000	6,700,000
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital Municipal Trust Receipts Series 2W), 0.070%, VRD[1,2]	3,750,000	3,750,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), Series A, 0.020%, VRD	300,000	300,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.040%, VRD	$3,285,000	$3,285,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured), 0.040%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Refunding (Special), Series A, 0.020%, VRD	16,505,000	16,505,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071), 0.070%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2, 0.040%, VRD	13,500,000	13,500,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.040%, VRD	8,070,000	8,070,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 0.030%, VRD	4,280,000	4,280,000
New York City, Series F, Subseries F-3, 0.030%, VRD	2,700,000	2,700,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.050%, VRD	14,230,000	14,230,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 1, (FNMA Insured), 0.050%, VRD	6,500,000	6,500,000
Series 3, (FNMA Insured), 0.050%, VRD	6,300,000	6,300,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured), 0.090%, VRD[1,2]	1,075,000	1,075,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Orange County Water District Revenue Certificates of Participation, Series A, 0.050%, VRD	$22,765,000	$22,765,000
2.000%, due 10/16/14	10,000,000	10,144,079
Sacramento Municipal Utility District, Series L, 0.040%, VRD	4,200,000	4,200,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured), 0.070%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A, (FNMA Insured), 0.070%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.030%, VRD	15,830,000	15,830,000
Series B, 0.040%, VRD	12,700,000	12,700,000
San Diego County School Districts, Series A, 2.000%, due 06/30/14	5,000,000	5,045,025
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A, 0.040%, VRD	8,800,000	8,800,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.030%, VRD	10,080,000	10,080,000
Series B, 0.030%, VRD	25,615,000	25,615,000
Series C, 0.050%, VRD	3,655,000	3,655,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z), (AGM Insured), 0.090%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160, (AGM Insured), 0.210%, VRD[1,2]	4,110,000	4,110,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.040%, VRD	$5,000,000	$5,000,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.040%, VRD	3,920,000	3,920,000
West Covina Public Financing Authority Lease Revenue, Series A, 0.040%, VRD	4,270,000	4,270,000
Total municipal bonds and notes (cost—$769,424,290)		769,424,290
Tax-exempt commercial paper—9.59%
California Education Facility Authority, 0.090%, due 01/24/14	15,000,000	15,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-2, Subseries 1, 0.160%, due 01/07/14	10,050,000	10,050,000
Series B-2, Subseries 2, 0.130%, due 06/04/14	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.090%, due 02/06/14	5,400,000	5,400,000
0.110%, due 02/03/14	12,000,000	12,000,000
Los Angeles County Department of Water & Power,
0.090%, due 02/06/14	10,000,000	10,000,000
0.090%, due 02/06/14	5,000,000	5,000,000
Sacramento Municipal Utility District, 0.090%, due 03/03/14	10,000,000	10,000,000
San Diego County, 0.110%, due 03/05/14	6,250,000	6,250,000
Total tax-exempt commercial paper (cost—$81,700,000)		81,700,000
Total investments (cost—$851,124,290 which approximates cost for federal income tax purposes)—99.93%		851,124,290
Other assets in excess of liabilities—0.07%		588,862
Net assets (applicable to 851,681,393 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$851,713,152

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 68.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$769,424,290	$—	$769,424,290
Tax-exempt commercial paper	—	81,700,000	—	81,700,000
Total	$—	$851,124,290	$—	$851,124,290

At December 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.13% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—92.74%
New York State Dormitory Authority Revenue (Columbia University), Series B, 0.040%, VRD	$6,500,000	$6,500,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A, 0.070%, VRD	2,800,000	2,800,000
New York State Dormitory Authority Revenue (Wagner College), 0.040%, VRD	20,000	20,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital), 0.050%, VRD	7,905,000	7,905,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.060%, VRD	2,290,000	2,290,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.040%, VRD	6,500,000	6,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A, 0.110%, VRD	9,150,000	9,150,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.040%, VRD	7,475,000	7,475,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.060%, VRD	2,095,000	2,095,000
Series A-2, 0.060%, VRD	900,000	900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.030%, VRD	8,280,000	8,280,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.040%, VRD	2,700,000	2,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College), 0.040%, VRD	8,195,000	8,195,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.040%, VRD	10,000,000	10,000,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (City University)—(concluded)
Series D, 0.040%, VRD	$5,400,000	$5,400,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.040%, VRD	11,415,000	11,415,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.040%, VRD	500,000	500,000
Series B, 0.040%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.020%, VRD	12,110,000	12,110,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series A, 5.000%, due 02/15/14	9,840,000	9,898,409
Series F, (JP Morgan PUTTERs, Series 3239), 0.070%, VRD[1,2]	3,600,000	3,600,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 0.070%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2, 0.050%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.040%, VRD	7,100,000	7,100,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.040%, VRD	12,200,000	12,200,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.040%, VRD	14,540,000	14,540,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.040%, VRD	4,000,000	4,000,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2, 0.040%, VRD	$14,755,000	$14,755,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured), 0.040%, VRD	9,600,000	9,600,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W), 0.070%, VRD[1,2]	6,835,000	6,835,000
Albany County Bond Anticipation Notes, 1.000%, due 07/03/14	7,000,000	7,026,778
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B, 0.110%, VRD	5,635,000	5,635,000
Briarcliff Manor Union Free School District Bond Anticipation Notes, 1.000%, due 07/18/14	8,200,000	8,231,449
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.050%, VRD	2,225,000	2,225,000
Deer Park Union Free School District Tax Anticipation Notes, 1.000%, due 06/26/14	10,000,000	10,036,124
Erie County Fiscal Stability Authority Bond Anticipation Notes, 1.000%, due 07/31/14	10,000,000	10,043,324
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.060%, VRD	9,025,000	9,025,000
Grand Island Central School District Bond Anticipation Notes, 1.000%, due 12/04/14	10,000,000	10,067,215
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.060%, VRD	1,418,000	1,418,000
Locust Valley Central School District 1.500%, due 06/20/14	5,000,000	5,029,714
Long Island Power Authority, Series C, 0.040%, VRD	20,000,000	20,000,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), Series A, 0.020%, VRD	$7,000,000	$7,000,000
Lower Neches Valley Texas Authority Industrial Development Corp., Revenue (ExxonMobil), 0.010%, VRD	1,065,000	1,065,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.040%, VRD	2,800,000	2,800,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.030%, VRD	15,700,000	15,700,000
Miller Place Union Free School District Tax Anticipation Notes, 1.000%, due 06/26/14	10,000,000	10,038,493
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project), 0.060%, VRD	6,720,000	6,720,000
Mount Sinai Union Free School District Tax Anticipation Notes, 1.000%, due 06/25/14	7,000,000	7,025,049
Nassau Health Care Corp. Revenue, 0.040%, VRD	16,500,000	16,500,000
New Rochelle City School District Tax Anticipation Notes, 0.750%, due 06/27/14	10,000,000	10,026,123
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.040%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured), 0.040%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A, 0.050%, VRD	9,575,000	9,575,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.060%, VRD	26,255,000	26,255,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured), 0.040%, VRD	7,100,000	7,100,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.040%, VRD	$3,940,000	$3,940,000
Series BB-2, 0.030%, VRD	1,020,000	1,020,000
Series BB-5, 0.010%, VRD	10,785,000	10,785,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1, 0.030%, VRD	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (JP Morgan PUTTERs, Series 2559), 0.070%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), 0.030%, VRD	6,250,000	6,250,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series D, (JP Morgan PUTTERs, Series 3240), 0.070%, VRD[1,2]	1,600,000	1,600,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
0.010%, VRD	7,300,000	7,300,000
0.030%, VRD	25,300,000	25,300,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.050%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.), 0.040%, VRD	6,665,000	6,665,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A2, 0.020%, VRD	6,015,000	6,015,000
New York City, Subseries G-4, 0.030%, VRD	11,200,000	11,200,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
New York City—(concluded)
Subseries L-4, 0.030%, VRD	$7,800,000	$7,800,000
Subseries L-6, 0.010%, VRD	18,745,000	18,745,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.050%, VRD	5,835,000	5,835,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.060%, VRD	5,765,000	5,765,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.030%, VRD	8,740,000	8,740,000
Series A-2, 0.030%, VRD	5,400,000	5,400,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.050%, VRD	8,800,000	8,800,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B, 0.110%, VRD	3,230,000	3,230,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.030%, VRD	17,280,000	17,280,000
Town of North Hempstead, Series B, 0.500%, due 10/03/14	12,000,000	12,023,416
Triborough Bridge & Tunnel Authority Revenue, Series A-3, 0.040%, VRD	1,270,000	1,270,000
Series B, 0.030%, VRD	385,000	385,000
Series B-2C, 0.030%, VRD	11,875,000	11,875,000
Series B-3, 0.030%, VRD	21,825,000	21,825,000
Utah Transit Authority Sales Tax Revenue, Subseries A, 0.020%, VRD	400,000	400,000
Total municipal bonds and notes (cost—$643,844,094)		643,844,094

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—7.19%
New York State Dormitory Authority (Columbia University), 0.090%, due 02/05/14	$5,385,000	$5,385,000
New York State Power Authority,
0.080%, due 01/09/14	11,024,000	11,024,000
0.090%, due 01/08/14	11,500,000	11,500,000
Metropolitan Transportation Authority,
0.100%, due 02/10/14	16,000,000	16,000,000
0.100%, due 03/03/14	6,000,000	6,000,000
Total tax-exempt commercial paper (cost—$49,909,000)		49,909,000
Total investments (cost—$693,753,094 which approximates cost for federal income tax purposes)—99.93%		693,753,094
Other assets in excess of liabilities—0.07%		469,446
Net assets (applicable to 694,191,110 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$694,222,540

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 68.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$643,844,094	$—	$643,844,094
Tax-exempt commercial paper	—	49,909,000	—	49,909,000
Total	$—	$693,753,094	$—	$693,753,094

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2013 (unaudited)

At December 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.45% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2013 and reset periodically.
WLCO	West Loop Community Organization

See accompanying notes to financial statements

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UBS RMA

Statement of operations

	For the six months ended December 31, 2013 (unaudited)

	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$7,044,255	$908,383

Expenses:
Investment advisory and administration fees	14,894,128	4,160,849
Service fees	6,400,173	1,721,463
Transfer agency and related services fees	1,517,714	140,461
Custody and accounting fees	396,272	106,672
Insurance fees	136,994	32,529
State registration fees	136,029	40,290
Reports and notices to shareholders	102,876	10,409
Professional fees	68,729	65,302
Directors’/Trustees’ fees	62,319	20,096
Other expenses	53,868	23,844
	23,769,102	6,321,915
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(17,151,968)	(5,528,418)
Net expenses	6,617,134	793,497
Net investment income	427,121	114,886
Net realized gain (loss)	1,400	(131)
Net increase in net assets resulting from operations	$428,521	$114,755

See accompanying notes to financial statements

For the six months ended December 31, 2013 (unaudited)

Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund

$1,286,030	$298,673	$266,945

6,371,404	1,797,767	1,513,451
2,503,000	645,837	527,898
524,279	94,472	79,488
155,260	40,059	32,746
43,316	10,990	9,360
36,772	15,554	14,184
37,685	6,969	5,769
68,693	61,889	60,824
23,697	11,201	10,517
36,081	18,006	17,021
9,800,187	2,702,744	2,271,258

(8,681,202)	(2,447,176)	(2,039,550)
1,118,985	255,568	231,708
167,045	43,105	35,237
18,249	6,798	—

$185,294	$49,903	$35,237

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2013 (unaudited)	For the year ended June 30, 2013
UBS RMA Money Market Portfolio
From operations:
Net investment income	$427,121	$1,123,224
Net realized gain	1,400	8,646
Net increase in net assets resulting from operations	428,521	1,131,870
Dividends and distributions to shareholders from:
Net investment income	(427,121)	(1,123,224)
Net realized gains	(136,747)	(9,900)
Total dividends and distributions to shareholders	(563,868)	(1,133,124)
Net decrease in net assets from capital share transactions	(4,419,857,135)	(1,950,710,574)
Cash payment from investment advisor	1,432,012	—
Net decrease in net assets	(4,418,560,470)	(1,950,711,828)
Net assets:
Beginning of period	11,081,377,487	13,032,089,315
End of period	$6,662,817,017	$11,081,377,487
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$114,886	$265,021
Net realized gain (loss)	(131)	31,471
Net increase in net assets resulting from operations	114,755	296,492
Dividends and distributions to shareholders from:
Net investment income	(114,886)	(265,021)
Net realized gains	(29,106)	(40,088)
Total dividends and distributions to shareholders	(143,992)	(305,109)
Net decrease in net assets from capital share transactions	(575,400,555)	(1,156,409,340)
Cash payment from investment advisor	555,987	—
Net decrease in net assets	(574,873,805)	(1,156,417,957)
Net assets:
Beginning of period	2,625,720,341	3,782,138,298
End of period	$2,050,846,536	$2,625,720,341
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2013 (unaudited)	For the year ended June 30, 2013
UBS RMA Tax-Free Fund Inc.
From operations:
Net investment income	$167,045	$345,690
Net realized gain	18,249	36,460
Net increase in net assets resulting from operations	185,294	382,150
Dividends and distributions to shareholders from:
Net investment income	(167,045)	(345,690)
Net realized gains	—	(94,102)
Total dividends and distributions to shareholders	(167,045)	(439,792)
Net increase (decrease) in net assets from capital share transactions	73,234,776	(659,196,040)
Cash payment from investment advisor	739,197	—
Net increase (decrease) in net assets	73,992,222	(659,253,682)
Net assets:
Beginning of period	3,260,056,958	3,919,310,640
End of period	$3,334,049,180	$3,260,056,958
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$43,105	$86,064
Net realized gain	6,798	85,635
Net increase in net assets resulting from operations	49,903	171,699
Dividends and distributions to shareholders from:
Net investment income	(43,105)	(86,064)
Net realized gains	—	(97,557)
Total dividends and distributions to shareholders	(43,105)	(183,621)
Net increase (decrease) in net assets from beneficial interest transactions	29,592,051	(72,087,999)
Cash payment from investment advisor	438,085	—
Net increase (decrease) in net assets	30,036,934	(72,099,921)
Net assets:
Beginning of period	821,676,218	893,776,139
End of period	$851,713,152	$821,676,218
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2013 (unaudited)	For the year ended June 30, 2013
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$35,237	$73,314
Net realized gain	—	7
Net increase in net assets resulting from operations	35,237	73,321
Dividends and distributions to shareholders from:
Net investment income	(35,237)	(73,314)
Net realized gains	—	(57,118)
Total dividends and distributions to shareholders	(35,237)	(130,432)
Net increase (decrease) in net assets from beneficial interest transactions	2,228,617	(10,944,355)
Cash payment from investment advisor	153,594	—
Net increase (decrease) in net assets	2,382,211	(11,001,466)
Net assets:
Beginning of period	691,840,329	702,841,795
End of period	$694,222,540	$691,840,329
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

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UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%[4]
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.56%[5]
Expenses after fee waivers and/or expense reimbursements	0.16%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$6,663

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 92 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2013	2012	2011[1]	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.010
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)
(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.010)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.02%	1.06%

0.55%	0.55%	0.64%	0.70%	0.71%
0.21%	0.17%	0.26%	0.26%	0.58%
0.01%	0.01%	0.01%	0.01%	1.02%

$11,081	$13,032	$15,379	$14,392	$16,463

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%[4]
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.55%[5]
Expenses after fee waivers and/or expense reimbursements	0.07%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$2,051

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 92 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2013	2012	2011[1]	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.005
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.02%	0.52%

0.54%	0.53%	0.54%	0.55%	0.56%
0.14%	0.10%	0.19%	0.22%	0.53%
0.01%	0.01%	0.01%	0.01%	0.37%

$2,626	$3,782	$3,644	$3,626	$4,662

See accompanying notes to financial statements

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%[4]
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.59%[5]
Expenses after fee waivers and/or expense reimbursements	0.07%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$3,334

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 92 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2013	2012	2011[1]	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.007
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.007)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.01%	0.71%

0.59%	0.58%	0.58%	0.59%	0.60%
0.14%	0.14%	0.24%	0.27%	0.57%
0.01%	0.01%	0.01%	0.01%	0.70%

$3,260	$3,919	$4,108	$4,433	$5,861

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%[4]
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.63%[5]
Expenses after fee waivers and/or expense reimbursements	0.06%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$852

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 92 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2013	2012	2011[1]	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.006
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
(0.000)[2]	—	—	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.01%	0.01%	0.02%	0.63%

0.63%	0.62%	0.63%	0.64%	0.62%
0.13%	0.12%	0.23%	0.23%	0.54%
0.01%	0.01%	0.01%	0.01%	0.64%

$822	$894	$883	$1,003	$1,219

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2013 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%[4]
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.65%[5]
Expenses after fee waivers and/or expense reimbursements	0.07%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$694

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 92 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2013	2012	2011[1]	2010	2009
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.006
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.006)
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.01%	0.01%	0.01%	0.65%

0.64%	0.65%	0.65%	0.65%	0.63%
0.14%	0.14%	0.24%	0.24%	0.55%
0.01%	0.01%	0.01%	0.01%	0.66%

$692	$703	$760	$864	$1,090

See accompanying notes to financial statements

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust” or the “Trust”) was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986, and is registered with the SEC under the 1940 Act as an open-end management investment company. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, and RMA Tax-Free (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements (unaudited)

The Funds attempt to maintain a stable net asset value of $1.00 per share; the Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable them to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Statement of net assets.

UBS RMA

Notes to financial statements (unaudited)

Repurchase agreements

Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor become insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to

UBS RMA

Notes to financial statements (unaudited)

avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income

Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Additionally, RMA California and RMA New York follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of these Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and

UBS RMA

Notes to financial statements (unaudited)

administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275 [1]
U.S. Government Portfolio:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265
RMA Tax-Free:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
RMA California and RMA New York:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

UBS RMA

Notes to financial statements (unaudited)

[1]

UBS Global AM has contractually agreed to cap Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s shareholder services plan) so that the total of these fees does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the Portfolio’s average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the Portfolios’ shareholder services plan remains in effect). For the six months ended December 31, 2013, Money Market Portfolio waived $56,778 under such agreement; the amount of such waiver was less than it otherwise might have been given the impact of the waiver of significant fees under other undertakings as discussed further below.

At December 31, 2013, the following Funds owed UBS Global AM for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Money Market Portfolio	$536,515
U.S. Government Portfolio	32,751
RMA Tax-Free	6,107

At December 31, 2013, the RMA California and RMA New York Funds are owed $7,142 and $1,167, respectively, from UBS Global AM, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

In addition to the above arrangements, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields fall below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the six months ended December 31, 2013, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses as follows:

Money Market Portfolio	$10,695,018
U.S. Government Portfolio	3,806,956
RMA Tax-Free	6,178,202
RMA California	1,801,339
RMA New York	1,511,652

Such voluntarily waived amounts are not subject to future recoupment.

UBS RMA

Notes to financial statements (unaudited)

The Funds may invest in certain affiliated entities also advised or managed by UBS Global AM. Investments in affiliated entities, if any, for the six months ended December 31, 2013 have been included near the end of each Fund’s Statement of net assets.

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by UBS Global AM. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, are reflected as affiliated securities lending income in the Statement of operations.

In August 2013, UBS Global AM made voluntary cash payments of $1,432,012, $555,987, $739,197, $438,085 and $153,594 to Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, respectively, in order to address a differential between the number of shares outstanding and the Funds’ net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Funds over several years prior to the credit crisis of 2008. The voluntary payment to each Fund was not required to maintain a stable net asset value per share. The payment has removed a small, historical deviation that was reflected in each Fund’s market price based and amortized cost net asset value per share.

UBS RMA

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2013, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$1,389,100,665
RMA Tax-Free	391,212,645
RMA California	188,075,740
RMA New York	105,825,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, the Funds pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of each Fund’s average daily net assets for providing certain shareholder services. Each Fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM (US) has

UBS RMA

Notes to financial statements (unaudited)

undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At December 31, 2013, given the impact of voluntary fee waivers, the Funds did not owe UBS Global AM (US) for such service fees. For the six months ended December 31, 2013, UBS Global AM (US) voluntarily waived service fees as follows:

Money Market Portfolio	$6,400,172
U.S. Government Portfolio	1,721,462
RMA Tax-Free	2,503,000
RMA California	645,837
RMA New York	527,898

Such voluntarily waived amounts are not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the six months ended December 31, 2013, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$814,479
U.S. Government Portfolio	74,825
RMA Tax-Free	316,914
RMA California	56,869
RMA New York	47,193

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis

UBS RMA

Notes to financial statements (unaudited)

and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At December 31, 2013, the Funds’ did not have any securities on loan.

Bank line of credit

RMA Tax-Free, RMA California and RMA New York participated with certain other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest could have been charged to each Fund based upon prevailing rates in effect at the time of borrowings. Effective November 19, 2013, RMA Tax-Free, RMA California and RMA New York no longer participate in the Committed Credit Facility. For the period July 1, 2013 to November 18, 2013, the Funds did not borrow under the Committed Credit Facility.

UBS RMA

Notes to financial statements (unaudited)

Other liabilities and components of net assets

At December 31, 2013, the Funds had the following liabilities outstanding:

	Dividends payable	Other accrued expenses*
Money Market Portfolio	$15,429	$768,133
U.S. Government Portfolio	4,451	138,284
RMA Tax-Free	7,723	275,397
RMA California	1,970	90,220
RMA New York	1,577	84,579

*	Excludes investment advisory and administration and service fees.

At December 31, 2013, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain	Total net assets
Money Market Portfolio	$6,661,383,605	$1,433,412	$6,662,817,017
U.S. Government Portfolio	2,050,311,939	534,597	2,050,846,536
RMA Tax-Free	3,333,287,776	761,404	3,334,049,180
RMA California	851,243,308	469,844	851,713,152
RMA New York	694,037,519	185,021	694,222,540

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2013:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	21,285,750,451	5,574,886,551	7,475,799,879
Shares repurchased	(25,706,149,681)	(6,150,426,835)	(7,402,725,827)
Dividends reinvested	542,095	139,729	160,724
Net increase (decrease) in shares outstanding	(4,419,857,135)	(575,400,555)	73,234,776

UBS RMA

Notes to financial statements (unaudited)

For the year ended June 30, 2013:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	95,756,830,938	17,114,303,096	16,921,021,883
Shares repurchased	(97,708,596,475)	(18,271,001,827)	(17,580,641,894)
Dividends reinvested	1,054,963	289,391	423,971
Net decrease in shares outstanding	(1,950,710,574)	(1,156,409,340)	(659,196,040)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California and RMA New York. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2013:	RMA California	RMA New York
Shares sold	2,282,036,902	1,671,036,856
Shares repurchased	(2,252,486,537)	(1,668,842,266)
Dividends reinvested	41,686	34,027
Net increase in shares outstanding	29,592,051	2,228,617

For the year ended June 30, 2013:	RMA California	RMA New York
Shares sold	5,236,855,006	3,806,131,906
Shares repurchased	(5,309,122,912)	(3,817,203,843)
Dividends reinvested	179,907	127,582
Net decrease in shares outstanding	(72,087,999)	(10,944,355)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

UBS RMA

Notes to financial statements (unaudited)

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2013 and the fiscal year ended June 30, 2013 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York will be determined at the Funds’ fiscal year ending June 30, 2014. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York during the fiscal year ended June 30, 2013 was as follows:

For the year ended June 30, 2013	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$345,690	$86,064	$73,314
Ordinary income	2,150	—	—
Long-term capital gains	91,952	97,557	57,118
Total distributions paid	$439,792	$183,621	$130,432

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June 30, 2014.

As of and during the period ended December 31, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the six months ended December 31, 2013, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS RMA

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis; (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http:/www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2013.

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund, Inc. (“RMA Tax-Free Fund”) and UBS Managed Municipal Trust (“Managed Municipal Trust”) on July 16-17, 2013, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund or Managed Municipal Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration contracts (each an “Investment Advisory and Administration Contract” and together the “Investment Advisory and Administration Contracts”) for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Contract between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and RMA Money Fund with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Contract between UBS Global AM and RMA Tax-Free Fund; and the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Contract between UBS Global AM and Managed Municipal Trust with respect to UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (each a “Municipal Fund” and together with the Portfolios and RMA Tax-Free Fund, each a “Fund” and together the “Funds”). Although the board members of RMA Money Fund, RMA Tax-Free Fund and Managed Municipal Trust met together, each board made decisions independently with respect to the Fund(s) it oversees. In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. Each board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for each Fund it oversees. Independent Board Members discussed the materials initially provided by management among themselves on several occasions prior to the scheduled board meeting, and independent legal counsel participated in several such discussions. The Independent Board Members also met in executive session with their independent legal

UBS RMA

Board approval of the investment advisory and administration contracts (unaudited)

counsel to review the presentation that had been made to them at the meeting. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contracts, each board evaluated the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contracts—Each board received and considered information regarding the nature, extent and quality of advisory services provided to each Fund overseen by it by UBS Global AM under the applicable Investment Advisory and Administration Contract. Each board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for each Fund overseen by it and the resources devoted to, and the record of compliance with, each Fund’s compliance policies and procedures. Each board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. Each board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. Each board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds’ expanded compliance programs. Each board also noted the increased compliance and regulatory requirements for money market funds in light of the changes to Rule 2a-7 under the 1940 Act.

The boards had available to them the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for

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Board approval of the investment advisory and administration contracts (unaudited)

each Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day portfolio management of each Fund and recognized that senior personnel at UBS Global AM report to the boards regularly and that at each regular meeting the boards receive a detailed report on each Fund’s performance. The boards also considered, based on their knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $159 billion in assets under management as of March 31, 2013 and was part of the UBS Global Asset Management Division, which had approximately $632 billion in assets under management worldwide as of March 31, 2013. The boards were also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Contract.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. Each board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). Additionally, each board received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper,

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Board approval of the investment advisory and administration contracts (unaudited)

Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of each Fund’s management fee, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The boards also received information on fees charged to other mutual funds managed by UBS Global AM.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the second quintile and its total expenses were in the first quintile in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile (the highest in the Expense Group) in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report. Management noted that the approach in which waivers are applied for the Portfolio differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward the management fees first while UBS Global AM applies a methodology of waiving 0.01% from management fees and 0.01% from service fees alternating between the

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Board approval of the investment advisory and administration contracts (unaudited)

two until the service fees are completely waived). Management further noted that, as a result, the Portfolio’s Actual Management Fee appears above the peer group median, but the Portfolio’s total expenses are at the peer group median. Therefore, management noted that it believes that overall expenses are in line with peers.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

The comparative Lipper information showed that New York Municipal Money Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the second quintile and its total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, each board determined that the management fee for each Fund overseen by it was reasonable in light of the nature, extent and quality of services provided to the applicable Fund under its Investment Advisory and Administration Contract.

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2013 and (b) annualized performance information for each year in the ten-year period ended April 30, 2013. The boards were provided with a description of the methodology Lipper used to

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Board approval of the investment advisory and administration contracts (unaudited)

determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the second quintile for the one-, three- and ten-year periods and in the third quintile for the five-year period and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Management noted that the Portfolio’s performance for the five-year period and since inception was close to the Performance Universe median. Based on its review, the board concluded that the Portfolio’s performance was acceptable.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the first quintile for the one-year period, in the second quintile for the three-year period, in the fourth quintile for the five-year period and in the third quintile for the ten-year period and since inception. Management noted the Portfolio’s improved performance over the past few years. Based on its review, the board concluded that the Portfolio’s performance was acceptable.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period, in the fifth quintile for the five-year period and since inception and in the fourth quintile for the ten-year period. As in prior years, management explained that the Fund is managed more conservatively than its peers, generally resulting in a lower yield over time in comparison with its peers. Management also noted the Portfolio’s improved performance for the one-year period. Based on its review and management’s explanation, the board concluded that the Fund’s performance was acceptable.

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Board approval of the investment advisory and administration contracts (unaudited)

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period and in the fourth quintile for the five- and ten-year periods and since inception.

The comparative Lipper information showed that New York Municipal Money Fund’s performance was in the first quintile for the one-year period, in the fourth quintile for the three-year period and in the fifth quintile for the five- and ten-year periods and since inception.

As in prior years, management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality and contained limited exposure to investments subject to the alternative minimum tax, which has generally resulted in lower yields over time when compared to their respective Lipper peer groups. In addition, management noted that it maintained larger allocations to overnight liquidity debt compared to its Performance Universe. Management also noted each Municipal Fund’s improved performance for the one-year period. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was acceptable.

Advisor profitability—Each board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to each Fund. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether there have been economies of scale with respect to the management of each Fund, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

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Board approval of the investment advisory and administration contracts (unaudited)

Each board noted that each Fund’s Contractual Management Fee contained breakpoints. The relevant boards considered that each Fund’s asset level exceeded the breakpoints and, as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. Accordingly, each board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee for each of these Funds. Each board also noted that to the extent a Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for board members, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and the Actual Management Fee, and the breakpoints currently in place, each board believed that UBS Global AM’s sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Funds and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, each board approved the Investment Advisory and Administration Contract for each Fund overseen by it. In making their decisions, the boards identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts. The Independent Board Members were advised by separate independent legal counsel throughout the process. The boards discussed the proposed continuance of the Investment Advisory and Administration Contracts in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) Elbridge T. Gerry III Vice President (Tax-Free Funds) Erin O. Houston Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2014. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S301

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver

Mark E. Carver

President

Date:	March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver

Mark E. Carver

President

Date:	March 10, 2014

By:	/s/ Thomas Disbrow

Thomas Disbrow

Vice President and Treasurer

Date:	March 10, 2014